LEASES - Right-of-use Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 101,932	$ 80,502	$ 55,590
Leasehold land
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	3,654	4,192
Lease buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	7,866	3,621
Collaboration assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right-of-use assets	$ 90,412	$ 72,689